Interest Rates and Maturities of Debentures (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Debt Instrument [Line Items]
Debentures	¥ 740,933		¥ 1,517,798
Five-year coupon debentures
Debt Instrument [Line Items]
Maturities, lower range	Apr.2011	[1]
Maturities, upper range	Apr.2016	[1]
Debentures	¥ 740,933		¥ 1,517,798
Five-year coupon debentures | Minimum
Debt Instrument [Line Items]
Interest rates	0.06%	[1]
Five-year coupon debentures | Maximum
Debt Instrument [Line Items]
Interest rates	0.66%	[1]

[1]	Interest rates and maturities shown are as of March 31, 2011.